Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0000004127
Registrant Name	SKYWORKS SOLUTIONS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES